ORDINARY SHARES (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		1 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended
	May 26, 2011	May 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Jul. 21, 2010 Ordinary shares	May 31, 2010 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2009 Ordinary shares	Jul. 21, 2010 Ordinary shares IPO	Dec. 10, 2010 Ordinary shares Follow-on public offering	May 31, 2010 Series A convertible preferred shares	Jul. 21, 2010 Series A convertible preferred shares	May 31, 2010 Series B convertible preferred shares	Jul. 21, 2010 Series B convertible preferred shares	Jul. 21, 2010 ADS IPO	Dec. 10, 2010 ADS Follow-on public offering	Dec. 31, 2009 Yinfeng Ordinary shares	Dec. 31, 2009 Red River Valley Ordinary shares	Dec. 30, 2009 Tansun Ordinary shares	Dec. 31, 2009 Tansun Ordinary shares	Oct. 16, 2012 Dimension Signed share transfer agreement	Jan. 02, 2011 Dimension Ordinary shares	Aug. 31, 2011 Dimension Ordinary shares	Jan. 31, 2011 Dimension Ordinary shares
Ordinary shares
Issuance of ordinary shares in connection with business acquisition																							1,152,352
Fair value of ordinary shares issued (in dollars per share)																	$ 1.47		$ 1.47	$ 1.47
Stock split ratio		4				4					4		4
Preferred stock conversion ratio											1		1
Shares to be issued in connection with business acquisition								7,932,000									2,200,000	1,800,000	3,932,000	3,932,000		1,152,352		1,152,352
Ordinary shares returned in exchange for 35% ownership of Dimension																					1,152,352
Amount of contingent consideration settlement in connection with the acquisition																	$ 3,200,000
Number of shares issued									36,666,668	4,296,120					9,166,667	1,074,030
Conversion of preferred shares into ordinary shares upon IPO (in shares)												44,055,018		4,019,328
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)					48,074,346
Number of ordinary shares authorized			451,925,654	451,925,654
Number of ordinary shares issued			182,762,475	190,926,475
Number of ordinary shares outstanding			177,621,367	185,069,020
Authorized repurchase amount	20,000,000
Number of ordinary shares repurchased							8,473,600
Total consideration for shares repurchased			$ 14,415,000				$ 14,415,000
Ownership percentage exchanged with original shareholders for ordinary shares which were the share consideration																					35.00%